Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income		$ 9,750,046	$ 7,903,611	$ 8,695,784
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expenses		222,684	131,101	125,603
Write-down of inventories		11,992	31,202
Deferred income tax benefits		(1,115,546)	(609,512)	(705,555)
Amortization of right of use assets		657,734	286,449
Changes in operating assets and liabilities:
Accounts receivable		6,351,817	(10,936,029)	(5,155,799)
Prepayment and other current assets		198,359	4,122,329	(6,424,991)
Amount due from related parties		1,595,999	(1,406,704)	(134,935)
Inventories		1,110,993	(8,945,410)	(4,019,788)
Other non-current assets		(590,901)	(299,514)	(342,203)
Accounts payable		2,813,201	(2,321,724)	2,924,629
Advance from customers		18,677	(1,795,432)	1,890,134
Income tax payable		2,576,055	871,252	995,780
Lease liabilities		(712,327)	(139,002)
Other payable and accrued expenses		728,022	274,350	262,329
Amount due to related parties, current		(43,475)	(16,660)	(8,978)
Net cash provided by (used in) operating activities		23,573,330	(12,849,693)	(1,897,990)
Cash flows from investing activities:
Purchase of property and equipment		(455,423)	(195,640)	(174,900)
Loans to third parties		(1,219,129)
Collection of loans from a third party		720,247
Advances to related parties		(3,012,347)	(2,610,257)	(141,068)
Collection of advances from related parties		4,220,314	1,698,618	369,087
Net cash provided by (used in) investing activities		253,662	(1,107,279)	53,119
Cash flows from financing activities:
Proceeds from short-term borrowings		58,240,717	85,538,493	34,534,300
Repayments of short-term borrowings		(70,827,958)	(73,220,207)	(34,292,971)
Borrowings from related parties		25,390,149	18,299,426	35,313,591
Repayment of short-term borrowings to related parties		(25,430,969)	(15,002,115)	(28,270,093)
Payment of offering costs		(3,097,734)	(225,376)	(148,967)
Payment to repurchase of Class B ordinary shares		(432,750)
Payments of dividends to shareholders		(57,477)	(6,946,154)	(2,631,003)
Capital contribution from shareholders			1,500,000
Proceeds from issuance of convertible redeemable preferred shares			3,000,000
Net cash (used in) provided by financing activities		(16,216,022)	12,944,067	4,504,857
Effect of exchange rate changes on cash and cash equivalents		(56,194)	66,305	(248,242)
Net increase (decrease) in cash and cash equivalents		7,554,776	(946,600)	2,441,744
Cash and cash equivalents at beginning of year		5,773,380	6,719,980	4,308,236
Cash and cash equivalents at end of year		13,328,156	5,773,380	6,719,980
Supplemental cash flow information
Cash paid for interest expense		848,129	619,536	787,767
Cash paid for income tax		483,360	1,207,485	1,070,386
Noncash financing activities
Declared but unpaid dividends			16,192,884	7,059,271
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		2,416,154	272,600
Accretion of convertible redeemable preferred shares		160,000	135,781
Issuance of Class B ordinary shares to a financial advisor		6,160,000
Redesignation of dividends payable as amount due to a related party			6,755,952
Net settlement of due from related parties with due to related parties	[1]	$ 1,335,008

[1]	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.